Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	€ 9,869	€ 10,028	€ 9,365	[1]
Right-of-use assets	1,815	1,948	1,198	[1]
Goodwill	49,892	48,056	44,364	[1]
Other intangible assets	21,640	21,407	18,341	[1]
Investments accounted for using the equity method	677	250	201	[1]
Other non-current assets	3,095	3,127	2,734	[1]
Non-current income tax assets	242	175	248	[1]
Deferred tax assets	5,381	4,598	4,176	[1]
Non-current assets	92,611	89,589	80,627	[1]
Inventories	8,960	8,715	8,352	[1]
Accounts receivable	8,424	7,568	7,491	[1]
Other current assets	3,532	3,571	2,737	[1]
Current income tax assets	374	612	1,208	[1]
Cash and cash equivalents	12,736	10,098	13,915	[1],[2]
Current assets	34,026	30,564	33,703	[1]
Assets held for sale or exchange	85	89	83	[1]
Total assets	126,722	120,242	114,413	[1]
Equity and liabilities
Equity attributable to equity holders of Sanofi	74,784	68,681	63,106	[3]
Equity attributable to non-controlling interests	368	350	146	[3]
Total equity	75,152	69,031	63,252	[3]
Long-term debt	14,857	17,123	19,745	[3]
Non-current lease liabilities	1,904	1,839	931	[3]
Non-current liabilities related to business combinations and to non-controlling interests	674	577	387	[3]
Non-current provisions and other non-current liabilities	6,341	6,721	7,315	[3]
Non-current income tax liabilities	1,979	2,039	1,733	[3]
Deferred tax liabilities	1,841	1,617	1,770	[3]
Non-current liabilities	27,596	29,916	31,881	[3]
Accounts payable	6,813	6,180	5,295	[3]
Current liabilities related to business combinations and to non-controlling interests	105	137	218	[3]
Current provisions and other current liabilities	12,021	11,217	10,132	[3]
Current income tax liabilities	574	309	604	[3]
Current lease liabilities	277	269	232	[3]
Short-term debt and current portion of long-term debt	4,174	3,183	2,767	[3]
Current liabilities	23,964	21,295	19,248	[3]
Liabilities related to assets held for sale or exchange	10	0	32	[3]
Total equity and liabilities	€ 126,722	€ 120,242	€ 114,413	[3]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.